Schedule of Deductible Temporary Differences and Unused Tax Losses (Details) - Unused tax losses [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share issue costs [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 2,782,651	$ 2,119,858
Deductible temporary differences and unused tax losses, expiry	2027	2027
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 16,101	$ 153,117	530,466
Asset retirement obligation [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses		5,718,041
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses			$ 4,724,218
Deductible temporary differences and unused tax losses, expiry			No Expiry
Noncapital losses [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	23,300,283	28,385,944	$ 17,506,229
Noncapital losses [member] | CANADA
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 9,283,130	$ 3,995,237
Deductible temporary differences and unused tax losses, expiry	2042 to 2043	2042
Noncapital losses [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 4,228,651	$ 16,533,694	$ 16,638,773
Deductible temporary differences and unused tax losses, expiry	indefinite	indefinite	indefinite
Noncapital losses [member] | TÜRKIYE
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses		$ 723,950	$ 867,456
Deductible temporary differences and unused tax losses, expiry		2024 to 2027	2024 to 2026
Noncapital losses [member] | BULGARIA
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 3,443	$ 2,401
Deductible temporary differences and unused tax losses, expiry	2028	2027
Noncapital losses without expiration [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 9,785,059
Deductible temporary differences and unused tax losses, expiry	2028 to 2037